Impairment of long-lived assets (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Impairment reversal	$ 108,005
Cerro Pasc C G U [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal	$ 108,005